Note 7 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets consisted of the following at December 31, 2012 and 2011:

	2012	2011

Land use right	$1,114,532	$572,202
Customer relationship	50,000	50,000
Trademark	200,000	200,000
Less: accumulated amortization	(148,440)	(97,737)

	$1,216,092	$724,465